Balance Sheet Components - Schedule of property and equipment, net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Property and equipment, gross	$ 2,328	$ 2,267	$ 1,705
Less accumulated depreciation and amortization	(921)	(778)	(585)
Total Property and equipment, net	1,407	1,489	1,120
Equipment
Balance Sheet Components
Property and equipment, gross	1,745	1,712	1,207
Office furniture
Balance Sheet Components
Property and equipment, gross	364	364	305
Leasehold Improvements
Balance Sheet Components
Property and equipment, gross	197	$ 191	177
Construction in progress
Balance Sheet Components
Property and equipment, gross	$ 22		$ 16